Financial Statements

(Unaudited)

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

September 30, 2015

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Financial Statements (Unaudited)

September 30, 2015

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

September 30, 2015

Percent of Cash
Industry	and Investments

Cable and Other Subscription Programming	11.8%
Other Manufacturing	10.9%
Gaming	9.7%
Wired Telecommunications Carriers	6.9%
Wireless Telecommunications Carriers	6.6%
Pharmaceuticals	6.1%
Restaurants	5.4%
Coal Mining	5.2%
Financial Investment Activities	5.1%
Highway, Street, and Bridge Construction	4.8%
Shipping	4.4%
Oil and Gas Extraction	3.3%
Software Publishing	2.9%
Air Transportation	2.4%
Radio and Television Broadcasting	2.2%
Electronic Component Manufacturing	2.0%
Motion Picture and Video Industries	2.0%
Hospitals	1.8%
Electric Power Generation, Transmission and Distribution	1.4%
Business Support Services	1.0%
Other Investment Pools and Funds	0.8%
Other Publishing	0.8%
Architectural, Engineering, and Related Services	0.7%
Metal and Mineral Mining	0.7%
Accounting, Tax and Payroll Services	0.2%
Retail	0.1%
Depository Credit Intermediation	0.0%
Satellite Telecommunications	0.0%
Cash and Cash Equivalents	0.8%
Total	100.0%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

September 30, 2015

Assets
Investments, at fair value:
Companies less than 5% owned (cost $522,718,688)	$310,664,375
Companies 5% to 25% owned (cost $370,730,376)	388,434,320
Companies more than 25% owned (cost $78,599,290)	61,543,926
Total investments (cost $972,048,354)	760,642,621

Cash and cash equivalents	6,449,692
Accrued interest income:
Companies less than 5% owned	4,769,622
Companies 5% to 25% owned	1,930,642
Companies more than 25% owned	368,834
Foreign currency options at fair value (cost $369,185)	7,605,368
Receivable for investments sold	3,759,572
Deferred debt issuance costs	726,730
Prepaid expenses and other assets	808,368
Total assets	787,061,449

Liabilities
Credit facility payable	89,471,701
Management and advisory fees payable	1,585,356
Payable to the Common Limited Partner	543,163
Payable to the Investment Manager	339,041
Interest payable	301,327
Unrealized loss on foreign currency forward exchange contracts	297,726
Payable for investments purchased	289,085
Accrued expenses and other liabilities	2,823,069
Total liabilities	95,650,468

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 25,000 interests authorized, 4,063.5787 interests issued and outstanding	81,271,574
Accumulated distributions on Series A preferred interests	200,428
Total preferred limited partner interests	81,472,002

Net assets applicable to common limited and general partners	$609,938,979

Composition of net assets applicable to common limited and general partners
Paid-in capital	$957,749,878
Accumulated net investment income	169,474
Accumulated net realized loss	(148,453,848)
Accumulated net unrealized depreciation	(199,526,525)
Net assets applicable to common limited and general partners	$609,938,979

See accompanying notes.

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (A)
Accounting, Tax and Payroll Services
EGS Holdings, Inc.	Holdco PIK Notes	LIBOR (A)	3.00%	10.00%	10/3/2018	$133,556	$133,556	0.02%
Expert Global Solutions, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	11.00%	10/3/2018	$1,000,000	1,010,000	0.13%
							1,143,556	0.15%

Air Transportation
One Sky Flight, LLC	Second Lien Term Loan	Fixed	-	12.00% Cash + 3.00% PIK	6/3/2019	$5,231,724	5,388,675	0.70%
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/15/2017	$267,121	271,012	0.03%	F
N918DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/15/2018	$492,949	502,633	0.07%	F
N954DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/20/2019	$699,528	713,301	0.09%	F
N955DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$747,614	762,811	0.10%	F
N956DL	Aircraft Secured Mortgage	Fixed	-	8.00%	5/20/2019	$740,875	755,888	0.10%	F
N957DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$754,154	769,487	0.10%	F
N959DL	Aircraft Secured Mortgage	Fixed	-	8.00%	7/20/2019	$767,318	782,951	0.10%	F
N960DL	Aircraft Secured Mortgage	Fixed	-	8.00%	10/20/2019	$812,877	829,488	0.11%	F
N961DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/20/2019	$793,550	809,747	0.11%	F
N976DL	Aircraft Secured Mortgage	Fixed	-	8.00%	2/15/2018	$463,443	471,963	0.06%	F
							12,057,956	1.57%

Cable and Other Subscription Programming
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan B	Fixed	-	1.00% PIK	11/21/2017	€14,214,876	-	-	B/C/D
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan B2	Fixed	-	1.00% PIK	11/21/2017	€11,785,943	-	-	B/C/D
							-	-

Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	Fixed	-	8.00% Cash + 7.00% PIK	9/21/2017	$17,516,304	14,661,375	1.91%
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$24,425,819	24,541,842	3.20%
							39,203,217	5.11%

Electronic Component Manufacturing
Soraa, Inc.	Sr Secured Term Loan (4.0% Exit Fee)	LIBOR (M)	0.23%	10.27%	9/1/2017	$15,000,000	14,464,500	1.89%

Financial Investment Activities
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	34,881,000	4.55%	E
Marsico Capital Management	First Lien Term Loan	LIBOR (Q)	-	5.00%	12/31/2022	$29,782,783	4,095,133	0.53%
							38,976,133	5.08%

Gaming
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	24,857,993	3.24%	C

Hospitals
UBC Healthcare Analytics, Inc. (Evidera)	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	7/1/2018	$13,833,998	13,799,413	1.80%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (continued)

Metal and Mineral Mining
Molycorp, Inc.	First Lien Notes	Fixed	-	10.00%	6/1/2020	$11,712,000	$658,800	0.09%	C
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	163,839	0.02%	C
							822,639	0.11%

Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	9.00%	6/21/2017	$26,627,910	13,837,193	1.80%
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	13.50%	6/21/2018	$21,302,328	1,459,210	0.19%	C
							15,296,403	1.99%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	6,494,500	0.85%	E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$19,261,000	3,370,675	0.44%	E
Sunshine Oilsands Ltd.	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$27,051,000	14,742,795	1.92%	E
							24,607,970	3.21%

Other Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	32,444,500	4.23%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2016	$17,046,935	17,046,935	2.22%	B
Boomerang Tube, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	9.50%	10/11/2017	$12,714,288	6,484,287	0.85%	C
Boomerang Tube, LLC	Super Priority Debtor-in-Possession	LIBOR (M)	-	11.00%	10/7/2015	$3,737,207	3,737,207	0.49%
GSE Environmental, Inc.	First Lien Term Loan	LIBOR (M)	1.00%	10.00%	8/11/2021	$8,823,529	8,681,029	1.13%
							68,393,958	8.92%

Pharmaceuticals
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	24,483,000	3.19%	B/E

Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	11,550,000	1.51%	E
The Tennis Channel, Inc.	First Lien Term Loan	LIBOR (Q)	-	8.50%	5/29/2017	$5,386,930	5,385,584	0.70%
							16,935,584	2.21%

Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$4,916,065	4,916,065	0.64%	F
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$3,764,584	3,764,584	0.49%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/21/2016	$10,603,142	10,603,142	1.38%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$24,495,046	14,383,491	1.87%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$7,714,332	7,714,332	1.01%	F
							41,381,614	5.39%

Software Publishing
Coreone Technologies, LLC	First Lien Term Loan	LIBOR (Q)	1.00%	3.75% Cash + 5.00% PIK	9/4/2018	$21,919,832	22,193,830	2.89%

Wireless Telecommunications Carriers
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	1.50%	9.75%	3/21/2018	$24,472,349	25,451,243	3.32%

Total Debt Investments (Cost $602,323,797)							384,069,009	50.07%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities
Air Transportation
Flight Options Holdings I, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	$4,632,649	0.60%	C/E
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Trust Beneficial Interests					2,401	213,754	0.03%	E/F
N918DL	Trust Beneficial Interests					1,932	251,935	0.03%	E/F
N954DL	Trust Beneficial Interests					1,792	148,361	0.02%	E/F
N955DL	Trust Beneficial Interests					1,725	211,262	0.03%	E/F
N956DL	Trust Beneficial Interests					1,741	203,934	0.03%	E/F
N957DL	Trust Beneficial Interests					1,725	205,600	0.03%	E/F
N959DL	Trust Beneficial Interests					1,709	207,309	0.03%	E/F
N960DL	Trust Beneficial Interests					1,664	206,564	0.03%	E/F
N961DL	Trust Beneficial Interests					1,694	197,620	0.02%	E/F
N976DL	Trust Beneficial Interests					2,070	196,187	0.02%	E/F
							6,675,175	0.87%

Architectural, Engineering, and Related Services
Global Geophysical Services, Inc.	Common Stock					598,418	5,103,847	0.67%	B/C/E
Global Geophysical Services, Inc.	Warrants to Purchase Stock					69,158	7	-	B/C/E
							5,103,854	0.67%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	456,402	0.06%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	7,011,651	0.91%	C/E
							7,468,053	0.97%

Cable and Other Subscription Programming
Perseus Holdings S.A. (Primacom) (Luxembourg)	Common Stock					78,000	5,001,708	0.65%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	58,775,583	7.66%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Warrants to Purchase Ordinary Shares					18,677	26,577,129	3.47%	B/C/D/E
							90,354,420	11.78%

Coal Mining
Eagle Coal Company, Inc.	Warrants to Purchase Common Stock					675,841	428,483	0.06%	C/E
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	426,301	0.05%	C/E
							854,784	0.11%

Depository Credit Intermediation
Doral Financial Corp. (Puerto Rico)	Common Stock					120,539	27,121	-	C

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					1,282,729	10,582,514	1.38%	C/E

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities (continued)
Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					210,000	$95,928	0.01%	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	774,343	0.10%	C/E
							870,271	0.11%
Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	7,121	-	C/E

Gaming
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	47,057,583	6.14%	B/C/E
Tropicana Entertainment, Inc.	Common Stock					180,844	2,922,439	0.38%	C/E
							49,980,022	6.52%

Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	37,129,147	4.84%	B/C/E

Metal and Mineral Mining
St Barbara Ltd. (Australia)	Common Stock					6,254,591	4,608,946	0.60%	C/D

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	887,058	0.12%	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	1,027,005	0.14%	C/D/E/F
TCP Delos Cayman Holdings (King B) (Cayman Islands)	Partnership Interest					726,529	558,047	0.07%	C/E/F
TCP Delos Delaware Holdings, LLC (Raven Hill)	Partnership Interest					2,394,699	4,456,999	0.58%	C/D/E/F
							6,042,051	0.79%

Other Manufacturing
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	15,281,699	1.99%	B/C/E
Precision Holdings, LLC	Class C Membership Interests					94	2,459	-	C/E
							15,284,158	1.99%

Other Publishing
HW Topco, Inc.	Common Stock					868,872	6,260,223	0.82%	C/E
HW Topco, Inc.	Preferred Stock					1,693	12,198	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							6,347,189	0.83%

Pharmaceuticals
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,165,180	22,186,107	2.89%	B/C/D/E

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Common Stock					146,428	123,000	0.02%	C
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	79	-	C/E
							123,079	0.02%

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities (continued)
Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	$-	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							-	-

Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	784,407	0.10%	C/E
Shop Holding, LLC (Connexity)	Warrants to Purchase Class A Units					919,351	21,301	-	C/E
							805,708	0.10%

Satellite Telecommunications
LightSquared Inc.	Call Option					475,268	-	-	C/E

Shipping
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	8,363,841	1.09%	B/C/E
Blue Wall Shipping Limited (Marshall Islands)	Preferred Stock					1,326	2,069,886	0.27%	B/C/E
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,442,327	18,377,410	2.40%	B/C
TCP KC, LLC (Marshall Islands)	Membership Units					4,521,396	4,521,396	0.59%	C/E/F
							33,332,533	4.35%

Wired Telecommunications Carriers
Integra Telecom, Inc.	Common Stock					10,080,250	41,676,794	5.43%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,924,451	0.25%	B/C/E
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	9,368,363	1.22%	C/D/E
							52,969,608	6.90%

Wireless Telecommunications Carriers
Mid-Bowline Group Corp. (WIND Mobile) (Canada)	Class A Voting Shares					16,597,778	24,934,693	3.25%	B/C/D/E

Total Equity Securities (Cost $369,724,557)							376,573,612	49.09%
							760,642,621	99.16%	G
Total Investments (Cost $972,048,354)

Cash and Cash Equivalents
Cash Denominated in Foreign Currency							266,882	0.03%
Cash Held on Account at Various Institutions							6,182,810	0.81%
Total Cash and Cash Equivalents							6,449,692	0.84%

Total Cash and Investments							$767,092,313	100.00%

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(G)	Includes investments with an aggregate fair value of $24,857,993 that have been segregated to collateralize certain unfunded commitments.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $31,775,974, and $288,216,606, respectively, for the period ended September 30, 2015. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of September 30, 2015 was $711,825,512 or 92.8% of total cash and investments of the Partnership.

Derivative instruments at September 30, 2015 were as follows:

Instruments	Notional Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.3139 expiring September 1, 2017		€25,000,000	$4,557,172
Sell EUR vs. USD Call Option at a strike rate of 1.3844 expiring September 1, 2017		€25,000,000	$(124,296)
Buy EUR vs. USD Put Option at a strike rate of 1.2161 expiring September 1, 2017		€4,000,000	$422,730
Sell EUR vs. USD Call Option at a strike rate of 1.2765 expiring September 1, 2017		€4,000,000	$(64,961)
Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$591,398
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(250,975)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017		€5,000,000	$227,524
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017		€5,000,000	$(285,363)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018		€12,500,000	$826,724
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018		€12,500,000	$(601,260)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD	60,000,000	$3,481,140
Sell CAD vs. USD Put Option at a strike rate of 1.6000 expiring April 19, 2018	CAD	60,000,000	$(615,150)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD	60,000,000	$(559,315)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(463,480)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$(157,118)
Foreign Currency Forward Exchange Contract, sell CAD vs. USD at 1.1761 for settlement on December 17, 2018		CAD 3,397,778	$322,872
			$7,307,642

See accompanying notes.

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Nine Months Ended September 30, 2015

Investment income
Interest income:
Companies less than 5% owned	$32,114,043
Companies 5% to 25% owned	5,758,049
Companies more than 25% owned	4,349,525
Dividend income:
Companies less than 5% owned	750
Companies more than 25% owned	1,823,436
Lease income:
Companies more than 25% owned	225,253
Other income:
Companies 5% to 25% owned	62,934
Total investment income	44,333,990

Operating expenses
Management and advisory fees	15,887,387
Interest expense	1,672,764
Amortization of deferred debt issuance costs	804,123
Legal fees, professional fees and due diligence expenses	651,082
Commitment fees	548,447
Director fees	138,167
Custody fees	121,707
Insurance expense	121,584
Other operating expenses	400,046
Total operating expenses	20,345,307

Net investment income	23,988,683

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in companies less than 5% owned	(10,053,469)
Investments in companies 5% to 25% owned	6,102,053
Foreign currency transactions	(4,501,268)
Net realized loss	(8,452,684)

Net change in net unrealized appreciation/depreciation on:
Investments	19,953,665
Foreign currency	(2,653,964)
Net change in net unrealized appreciation/depreciation	17,299,701

Net realized and unrealized gain	8,847,017

Gain on retirement of Series A preferred interests	334,010
Dividends paid on preferred equity facility	(2,477,240)
Net change in accumulated dividends on preferred equity facility	682,181

Net increase in net assets applicable to common limited and general partners resulting from operations	$31,374,651

See accompanying notes.

10

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statements of Changes in Net Assets (Unaudited)

	Nine Months Ended September 30, 2015 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$643,812,375	$643,812,375	$-

Net investment income	23,988,683	23,988,683	-
Net realized loss	(8,452,684)	(8,452,684)	-
Net change in net unrealized appreciation/depreciation	17,299,701	17,299,701	-
Gain on retirement of Series A preferred interests	334,010	334,010	-
Dividends paid on preferred equity facility from net investment income	(2,477,240)	(2,477,240)	-
Net change in accumulated dividends on preferred equity facility	682,181	682,181	-
Net increase in net assets applicable to common limited and general partners resulting from operations	31,374,651	31,374,651	-

Distributions to common limited and general partners from:
Net investment income	(19,648,047)	(19,648,047)	-
Returns of capital	(45,600,000)	(45,600,000)	-
Total distributions to common limited and general partners	(65,248,047)	(65,248,047)	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment income of $169,474)	$609,938,979	$609,938,979	$-

	Year Ended December 31, 2014
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$804,406,930	$804,406,930	$-

Net investment income	97,984,353	97,984,353	-
Net realized loss	(24,340,815)	(24,340,815)	-
Net change in net unrealized appreciation/depreciation	(49,431,757)	(49,431,757)	-
Gain on retirement of Series A preferred interests	2,066,688	2,066,688	-
Dividends paid on preferred equity facility from net investment income	(3,513,112)	(3,513,112)	-
Net change in accumulated dividends on preferred equity facility	16,827	16,827	-
Net increase in net assets applicable to common limited and general partners resulting from operations	22,782,184	22,782,184	-

Distributions to common limited and general partners from:
Net investment income	(102,597,589)	(102,597,589)	-
Returns of capital	(80,779,150)	(80,779,150)	-
Total distributions to common limited and general partners	(183,376,739)	(183,376,739)	-

Net assets applicable to common limited and general partners, end of year (including distributions in excess of net investment income of $2,376,103)	$643,812,375	$643,812,375	$-

See accompanying notes.

11

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2015

Operating activities
Net increase in net assets applicable to common limited and general partners resulting from operations	$31,374,651
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized loss	8,452,684
Net change in net unrealized appreciation/depreciation	(17,725,952)
Gain on retirement of Series A preferred interests	(334,010)
Dividends paid on preferred equity facility	2,477,240
Net change in accumulated dividends on preferred equity facility	(682,181)
Interest income paid in kind	(4,839,263)
Net accretion of market discount	(425,201)
Accretion of original issue discount	(2,194,326)
Amortization of deferred debt issuance costs	804,123
Changes in assets and liabilities:
Purchases of investments	(26,936,711)
Proceeds from sales, maturities and paydowns of investments	288,216,606
Increase in receivable for investments sold	(3,759,572)
Decrease in accrued interest income - companies less than 5% owned	3,661,483
Increase in accrued interest income - companies 5% to 25% owned	(1,357,686)
Increase in accrued interest income - companies more than 25% owned	(14,302)
Decrease in prepaid expenses and other assets	166,161
Decrease in management and advisory fees payable	(509,574)
Increase in payable to the Common Limited Partner	66,560
Decrease in payable for investments purchased	(23,084)
Increase in payable to the Investment Manager	9,118
Decrease in interest payable	(247,337)
Decrease in accrued expenses and other liabilities	(1,883,298)
Net cash provided by operating activities	274,296,129

Financing activities
Proceeds from draws on credit facility	28,000,000
Principal repayments on credit facility	(44,294,631)
Dividends paid on preferred equity facility	(2,477,240)
Repurchase of interests on preferred equity facility	(285,327,728)
Distributions to common limited partner	(115,314,702)
Net cash used in financing activities	(419,414,301)

Net decrease in cash and cash equivalents	(145,118,172)
Cash and cash equivalents at beginning of period	151,567,864
Cash and cash equivalents at end of period	$6,449,692

Supplemental disclosure:
Interest payments	$1,920,101

See accompanying notes.

12

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

September 30, 2015

1. Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses. Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the Board of Directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act. The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The Board of Directors consists of four persons, three of whom are independent. If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class are entitled to elect two of the Partnership’s Directors. The remaining directors of the Partnership are subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

At September 30, 2015, total capitalization of the Partnership was approximately $1.18 billion, consisting of $979 million of unreturned equity from the Common Limited Partner (the “Common Limited Interests”), $81 million of preferred limited partner interests (the “Preferred Limited Interests”) and $125 million under a senior secured revolving credit facility (the “Senior Facility”). The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

13

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

1. Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests. However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At September 30, 2015, the Partnership had 4,063.5787 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest. The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At September 30, 2015, the Partnership was in full compliance with such requirements. During the nine months ended September 30, 2015, the Partnership repurchased and retired 12,090.1015 Preferred Limited Interests. A gain of $334,010 on the retirement of these interests is reflected in the Statement of Operations.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Partnership is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Partnership.

14

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

15

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, merger and acquisition comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of September 30, 2015 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$226,326,774	Market rate approach	Market yields	6.6% - 28.3% (15.9%)
		Market quotations	Indicative bid/ask quotes	1 - 1 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	3.3x – 16.5x (9.7x)
Other Corp Debt	107,373,934	Market rate approach	Market yields	8.3% - 8.3% (8.3%)
		Market quotations	Indicative bid/ask quotes	1 - 47 (2)
		Market comparable companies	EBITDA multiples	7.3x - 7.3x (7.3x)
Equity	339,932,182	Market rate approach	Market yields	18.0% - 18.0% (18.0%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	2.0x - 13.0x (8.5x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

16

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

At September 30, 2015, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$26,058,916
2	Other observable market inputs*	4,095,133	46,273,168	10,582,514
3	Independent third-party pricing sources that employ significant unobservable inputs	222,589,567	107,373,934	322,956,830
3	Investment Manager valuations with significant unobservable inputs	3,737,207	-	16,975,352
Total		$230,421,907	$153,647,102	$376,573,612

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2015 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$467,527,298	$105,516,490	$264,368,978
Net realized and unrealized gains (losses)	(30,966,778)	(20,815,391)	61,628,232
Acquisitions	22,808,528	872,005	3,041,347
Dispositions	(236,779,481)	(1,088,060)	(6,081,727)
Transfers into Level 3ǂ	-	36,876,390	-
Transfers out of Level 3†	-	(13,987,500)	-
Ending balance	$222,589,567	$107,373,934	$322,956,830

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$(25,217,110)	$(20,123,546)	$61,744,875

ǂ Comprised of three investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased trading volumes.

17

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$2,713,503	$18,348,935
Net realized and unrealized gains (losses)	4,066	(327,515)	(2,220,512)
Acquisitions	3,733,141	282,849	1,638,318
Dispositions	-	(2,668,837)	(791,389)
Ending balance	$3,737,207	$-	$16,975,352

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$4,066	$-	$(1,011,819)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of generally three months or less.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Schedule of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

18

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At September 30, 2015, the Partnership held foreign currency denominated investments comprising approximately 20.5% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at September 30, 2015, and reported in U.S. dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain foreign currency forward exchange and option transactions. All derivatives are reported at their net amounts as either assets or liabilities in the Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Under certain circumstances, the Partnership may be required under the terms of its derivative agreements to pledge assets as collateral to secure its obligation under the derivatives.

During the nine months ended September 30, 2015, the Partnership entered into EUR and CAD currency option collars with aggregate notional amounts of €25,500,000 and CAD 60,000,000, respectively. The Partnership also entered into EUR currency forward exchange contracts with an aggregate notional amount of €16,000,000.

19

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

Gains and losses from derivatives during the nine months ended September 30, 2015 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract (CAD)	$-	$347,814
Foreign currency forward exchange contracts (EUR)	-	(620,598)
Foreign currency option contracts (EUR)	-	3,286,360
Foreign currency option contracts (CAD)	-	1,937,490

Valuations of foreign currency option contracts at September 30, 2015 were determined using observable market inputs other than quoted prices in active markets for identical assets and, accordingly, were classified as Level 2 in the GAAP valuation hierarchy. Valuations of foreign currency forward exchange contracts were determined using quoted prices in active markets for identical assets and, accordingly, were classified as Level 1 in the GAAP valuation hierarchy.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of September 30, 2015:

Derivative Assets as of September 30, 2015

Financial Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
Foreign Currency Option Contracts	$10,106,688	$(2,501,320)	$7,605,368
Foreign Currency Forward Contracts	322,872	(322,872)	-
	$10,429,560	$(2,824,192)	$7,605,368

	Net Amounts of Assets Presented in the	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Consolidated Statement of Assets and Liabilities	Financial Instruments	Other Cash Collateral	Net Amount
Wells Fargo Bank, N.A.	$7,605,368	$-	$-	$7,605,368
Wells Fargo Bank, N.A.	-	-	-	-
	$7,605,368	$-	$-	$7,605,368

20

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

Derivative Liabilities as of September 30, 2015

Financial Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Foreign Currency Option Contracts	$2,501,320	$(2,501,320)	$-
Foreign Currency Forward Contracts	620,598	(322,872)	297,726
	$3,121,918	$(2,824,192)	$297,726

	Net Amounts of Liabilities Presented in the	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Consolidated Statement of Assets and Liabilities	Financial Instruments	Other Cash Collateral	Net Amount
Wells Fargo Bank, N.A.	$-	$-	$-	$-
Wells Fargo Bank, N.A.	297,726	-	-	297,726
	$297,726	$-	$-	$297,726

Debt Issuance Costs

Costs of approximately $10.2 million were incurred in connection with the initial placement and the subsequent extension of the Partnership’s Senior Facility. The costs were deferred and are being amortized on a straight-line basis through the amended maturity of the Senior Facility on June 15, 2016, adjusting for scheduled decreases in the size of the Senior Facility over its remaining life (Note 5).

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

21

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. In accordance with ASC Topic 740 - Income Taxes, the Partnership recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of September 30, 2015, the tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2012 are subject to examination by federal taxing authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at September 30, 2015 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$159,459,146
Unrealized depreciation	(363,926,422)
Net unrealized depreciation	(204,467,276)

Cost	$972,417,539

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. For

22

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

3. Allocations and Distributions (continued)

purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of September 30, 2015, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date. The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of September 30, 2015, the Partnership had distributed $849,881,004 to the Common Limited Partner since inception.

4. Management and Advisory Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

23

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility issued by the Partnership. The Partnership currently has a $125 million Senior Facility maturing on June 15, 2016. Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 2.50% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 2.50% or (ii) the CP Conduit’s cost of funds plus 2.50% subject to certain limitations. Also, the Senior Facility accrues commitment fees at a rate of 0.75% per annum on the unused portion of the Senior Facility, or 2.50% per annum when less than 50% of the Senior Facility commitment in borrowings are outstanding. The weighted-average interest rate on outstanding borrowings at September 30, 2015 was 2.60%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of September 30, 2015, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in U.S. dollars using the closing rate in effect on the date of valuation. At September 30, 2015, outstanding borrowings were comprised of €21,000,000 ($23,471,701) and $66,000,000. Accrued interest was comprised of €1,458 ($1,630) and $299,697.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Schedule of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $17.1 million.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Partnership’s maximum exposure under these arrangements and activities is unknown. However, the Partnership expects the risk of material loss to be remote.

24

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

7. Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner. At September 30, 2015, the Partnership had a liability to the Common Limited Partner in the amount of $543,163 as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At September 30, 2015, such reimbursable amounts totaled $339,041 as reflected in the Statement of Assets and Liabilities.

In connection with the planned wind down of the Partnership, the Partnership obtained an exemptive order (the “Order”) from the Securities and Exchange Commission permitting the Partnership to sell certain investments to affiliated investment companies at fair value. The Order exempts the Partnership from provisions of Sections 17(a) and 57(a) of the 1940 Act which would otherwise restrict such transfers. All such sales are subject to the conditions set forth in the Order, which among others include certain procedures to verify that the sale is done at the current market price of the investment.

During the nine months ended September 30, 2015, the Partnership received approximately $94.6 million on the sale of certain investments to affiliates (as defined in the 1940 Act), which included a net realized gain of approximately $3.8 million. All of the transfers were consummated in accordance with the provisions of the Order and were accounted for as a sale in accordance with ASC 860, Transfers and Servicing. The Partnership has no continuing involvement in the transferred assets.

25

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

8. Financial Highlights

	Nine Months
	Ended
	September 30, 2015	Year Ended December 31,
	(Unaudited)	2014	2013	2012	2011

Period return on invested assets (1), (2)	6.4%	4.6%	12.7%	7.6%	(0.8)%

Gross return to common limited partner (1)	5.7%	3.3%	17.7%	6.5%	(4.3)%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	5.7%	3.3%	17.7%	6.5%	(4.3)%

Ratios to average common equity: (4), (5)
Net investment income	5.4%	12.9%	13.6%	11.5%	10.1%
Expenses	4.6%	4.5%	4.2%	4.0%	3.4%
Expenses and General Partner allocation	4.6%	4.5%	4.2%	4.0%	3.4%

Ending net assets attributable to common limited partner	$609,938,979	$643,812,375	$804,406,930	$772,619,947	$834,882,226
Portfolio turnover rate (1)	3.8%	23.5%	31.2%	41.8%	41.1%
Weighted-average debt outstanding	$84,267,174	$129,844,307	$225,346,892	$87,573,428	$88,160,550
Weighted-average interest rate	2.7%	2.1%	0.6%	0.8%	1.5%

Annualized Inception to Date Performance Data as of September 30, 2015:
Return on invested assets (1)	6.0%
Internal rate of return (6)	5.0%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date.

26

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Nine Months Ended September 30, 2015

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., Second Lien Notes, 11%, due 11/15/16	$ 31,568,499	$-	$-	$32,444,500
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/16	17,046,935	-	-	17,046,935
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	406,032	-	(131,026)	271,012
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	622,030	-	(115,986)	502,633
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	849,611	-	(133,251)	713,301
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	893,442	-	(128,177)	762,811
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	888,868	-	(130,309)	755,888
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	901,256	-	(129,298)	769,487
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	913,519	-	(128,297)	782,951
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	957,502	-	(126,406)	829,488
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	941,292	-	(129,458)	809,747
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	610,672	-	(134,639)	471,963
N913DL Trust Beneficial Interest	228,083	131,026	(136,899)	213,754
N918DL Trust Beneficial Interest	263,750	115,986	(130,065)	251,935
N954DL Trust Beneficial Interest	140,936	133,251	(156,873)	148,361
N955DL Trust Beneficial Interest	215,490	128,177	(154,959)	211,262
N956DL Trust Beneficial Interest	207,319	130,309	(157,095)	203,934
N957DL Trust Beneficial Interest	209,028	129,298	(156,444)	205,600
N959DL Trust Beneficial Interest	210,771	128,297	(155,801)	207,309
N960DL Trust Beneficial Interest	209,385	126,406	(155,310)	206,564
N961DL Trust Beneficial Interest	199,604	129,458	(158,031)	197,620
N976DL Trust Beneficial Interest	197,984	134,639	(149,315)	196,187
Blue Wall Shipping Limited, Common Stock	13,533,485	-	-	8,363,841
Blue Wall Shipping Limited, Preferred Stock	-	1,326,000	-	2,069,886
Contech Holdings, Inc., Common Stock	26,543,752	-	-	37,129,147
Global Geophysical Services, Inc., Common Stock	4,238,713	13,811,321	-	5,103,847
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17	1,638,318	-	(13,528,472)	-
Global Geophysical Services, Inc., Warrants to Purchase Stock	-	-	-	7
Integra Telecom, Inc., Common Stock	41,882,431	-	-	41,676,794
Integra Telecom, Inc., Warrants	1,970,638	-	-	1,924,451
KAGY Holding Company, Inc., Series A Preferred Stock	426,999	-	-	15,281,699
Medfort, S.a.r.l (Primacom), First Lien Term Loan A, 15% PIK, due 11/21/17	4,141,549	-	(3,806,747)	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan A2, 15% PIK, due 11/21/17	14,560,819	-	(13,383,725)	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B, 1% PIK, due 11/21/17	4,695,375	-	(14,910,510)	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-
Mid-Bowline Group Corp. (WIND Mobile), Class A Voting Shares	14,282,573	-	-	24,934,693
Novasep Holdings SAS, First Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A. (Novasep), Common Shares	23,042,483	-	-	22,186,107
Perseus Holdings S.A. (Primacom), Common Stock	4,723,665	-	-	5,001,708
Primacom Finance (Lux) S.A. (Finance), Common Equity	35,959,260	-	-	58,775,583
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	15,669,331	-	-	26,577,129
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	11,629,084	54,544	(10,611,640)	-

27

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Nine Months Ended September 30, 2015

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

RM Holdco, LLC (Real Mex), Equity Participation	$2,562	$-	$-	$-
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	4,609,161	346,153	-	4,916,065
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan B, 8.5%, due 3/30/18	1,777,860	1,986,724	-	3,764,584
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A, 7%, due 3/21/16	10,985,566	37,970	(421,796)	10,603,142
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B, 8.5%, due 3/30/18	18,188,954	1,529,196	-	14,383,491
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	7,232,736	498,858	-	7,714,332
Tanker Investments, Ltd., Common Stock	16,945,543	33,788	-	18,377,410
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	640,864	-	(2,137)	1,027,005
TCP Delos Cayman Holdings (King B), Partnership Interest	726,529	-	(59,102)	558,047
TCP Delos Delaware Holdings, LLC (Raven Hill), Partnership Interest	2,781,223	-	(63,281)	4,456,999
TCP KC, LLC, Membership Units	5,048,591	-	-	4,521,396
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	47,755,574	-	-	47,057,583
Woodbine Intermediate Holdings, LLC, Membership Units	3,548,239	-	-	887,058

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

28

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Nine Months Ended September 30, 2015

Investment	Acquisition Date	Cost

Eagle Coal Company, Inc., Warrants to Purchase Common Stock	9/21/15	$428,500
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	1,468,901
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	1,012,080
Fuse, LLC, Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	-
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option	12/31/13	-
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	8,380,000
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12 & 3/27/15	16,661,458
Longview Intermediate Holdings C, LLC, Common Stock	4/13/15	16,923,550
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Precision Holdings, LLC, Class C Membership Interests	Var. 2010 - 2011	-
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	1,350,918
Shop Holding, LLC (Connexity), Warrants to Purchase Class A Units	7/1/11	-
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14	272,658
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	915,798
Sunshine Oilsands Ltd., Senior Secured Notes, 10%, due 8/1/17	Var. 2014 - 2015	25,829,863
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	8,688,957

29